N-4	Oct. 21, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Oct. 11, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.68%

3.    The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $1,656	HIGHEST ANNUAL COST: $5,367
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.68%
3. The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.68%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $1,656	HIGHEST ANNUAL COST: $5,367
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,656
Highest Annual Cost [Dollars]	$ 5,367
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]
The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	Plus: 1.53%	GWB
Core: 1.23%
Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
Core: 1.53%
Value: 0.84%
Highest Anniversary Value GMDB	0.25%	GMDB Benefit Base
Flex DB NY*	With Flex Value: 0.51%	GMWB Death Benefit
With Flex Core: 0.51%
* Flex DB NY is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex GMWB (Single)	Plus: 1.53%	GWB
Core: 1.23%
Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
Core: 1.53%
Value: 0.84%
Highest Anniversary Value GMDB	0.25%	GMDB Benefit Base
Flex DB NY*	With Flex Value: 0.51%	GMWB Death Benefit
With Flex Core: 0.51%
* Flex DB NY is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Item 10. Benefits Available (N-4) [Text Block]
The current rates for benefit options available with the Flex GMWB (Single) and (Joint) add-on benefits are:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

Flex GMWB Single [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

Name of Benefit [Text Block]	Flex GMWB (Single)
Flex GMWB Single Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Flex GMWB Single Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.23%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.23%
Flex GMWB Single Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.54%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.54%
Flex GMWB Joint [Member]
Prospectus:
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

Name of Benefit [Text Block]	Flex GMWB (Joint)
Flex GMWB Joint Plus [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.68%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.68%
Flex GMWB Joint Core [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Flex GMWB Joint Value [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.84%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.84%
Highest Anniversary Value GMDB [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Highest Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Name of Benefit [Text Block]	Highest Anniversary Value GMDB
Flex DB NY [Member]
Prospectus:
Name of Benefit [Text Block]	Flex DB NY*
Name of Benefit [Text Block]	Flex DB NY*
Flex DB NY - Value [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.51%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.51%
Flex DB NY - Core [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.51%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.51%